PORTFOLIO OF INVESTMENTS – as of September 30, 2019 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks – 95.2% of Net Assets
	Air Freight & Logistics – 1.0%
19,025	FedEx Corp.	$2,769,469

	Airlines – 1.4%
140,000	American Airlines Group, Inc.	3,775,800

	Auto Components – 1.5%
37,100	Aptiv PLC	3,243,282
64,266	Delphi Technologies PLC	861,164

		4,104,446

	Automobiles – 4.3%
458,900	Fiat Chrysler Automobiles NV	5,942,755
159,400	General Motors Co.	5,974,312

		11,917,067

	Banks – 9.1%
309,800	Bank of America Corp.	9,036,866
143,600	Citigroup, Inc.	9,919,888
120,345	Wells Fargo & Co.	6,070,202

		25,026,956

	Beverages – 2.1%
27,900	Constellation Brands, Inc., Class A	5,783,112

	Biotechnology – 2.3%
22,520	Regeneron Pharmaceuticals, Inc.(a)	6,247,048

	Capital Markets – 11.2%
117,100	Bank of New York Mellon Corp. (The)	5,294,091
161,800	Charles Schwab Corp. (The)	6,768,094
18,665	Goldman Sachs Group, Inc. (The)	3,867,948
25,385	Moody’s Corp.	5,199,610
14,585	S&P Global, Inc.	3,573,033
105,100	State Street Corp.	6,220,869

		30,923,645

	Consumer Finance – 6.6%
278,500	Ally Financial, Inc.	9,235,060
96,865	Capital One Financial Corp.	8,812,778

		18,047,838

	Electronic Equipment, Instruments & Components – 2.6%
77,300	TE Connectivity Ltd.	7,202,814

	Energy Equipment & Services – 0.7%
97,600	Halliburton Co.	1,839,760

	Entertainment – 2.7%
27,365	Netflix, Inc.(a)	7,323,421

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – 4.5%
101,985	CVS Health Corp.	$6,432,194
25,207	HCA Healthcare, Inc.	3,035,427
11,765	Humana, Inc.	3,007,957

		12,475,578

	Hotels, Restaurants & Leisure – 3.2%
46,645	Hilton Worldwide Holdings, Inc.	4,343,116
158,800	MGM Resorts International	4,401,936

		8,745,052

	Industrial Conglomerates – 2.3%
702,100	General Electric Co.	6,276,774

	Insurance – 2.5%
123,945	American International Group, Inc.	6,903,737

	Interactive Media & Services – 6.0%
8,645	Alphabet, Inc., Class A(a)	10,556,756
33,290	Facebook, Inc., Class A(a)	5,928,283

		16,485,039

	Internet & Direct Marketing Retail – 4.6%
3,280	Booking Holdings, Inc.(a)	6,437,361
109,500	eBay, Inc.	4,268,310
199,200	Qurate Retail, Inc., Class A(a)	2,054,748

		12,760,419

	IT Services – 5.8%
18,620	Automatic Data Processing, Inc.	3,005,641
65,900	DXC Technology Co.	1,944,050
30,465	Gartner, Inc.(a)	4,356,190
12,955	MasterCard, Inc., Class A	3,518,189
18,805	Visa, Inc., Class A	3,234,648

		16,058,718

	Machinery – 5.4%
29,481	Caterpillar, Inc.	3,723,745
29,060	Cummins, Inc.	4,727,190
36,124	Parker-Hannifin Corp.	6,524,356

		14,975,291

	Media – 5.2%
17,760	Charter Communications, Inc., Class A(a)	7,319,251
156,800	Comcast Corp., Class A	7,068,544

		14,387,795

	Oil, Gas & Consumable Fuels – 5.0%
177,500	Apache Corp.	4,544,000
1,036,000	Chesapeake Energy Corp.(a)	1,460,760
38,400	Concho Resources, Inc.	2,607,360
30,000	Diamondback Energy, Inc.	2,697,300

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
33,500	EOG Resources, Inc.	$2,486,370

		13,795,790

	Semiconductors & Semiconductor Equipment – 3.2%
103,300	Intel Corp.	5,323,049
26,200	Texas Instruments, Inc.	3,386,088

		8,709,137

	Technology Hardware, Storage & Peripherals – 2.0%
24,530	Apple, Inc.	5,493,984

	Total Common Stocks (Identified Cost $241,095,396)	262,028,690

Principal Amount
Short-Term Investments – 4.8%
$13,344,538	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2019 at 1.100% to be repurchased at $13,344,946 on 10/01/2019 collateralized by $12,760,000 U.S. Treasury Note, 2.625% due 12/31/2025 valued at $13,614,805 including accrued interest(b) (Identified Cost $13,344,538)	13,344,538

	Total Investments – 100.0% (Identified Cost $254,439,934)	275,373,228
	Other assets less liabilities – (0.0)%	(112,913)

	Net Assets – 100.0%	$275,260,315

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$262,028,690	$—	$—	$262,028,690
Short-Term Investments	—	13,344,538	—	13,344,538

Total	$262,028,690	$13,344,538	$—	$275,373,228

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2019 (Unaudited)

Capital Markets	11.2%
Banks	9.1
Consumer Finance	6.6
Interactive Media & Services	6.0
IT Services	5.8
Machinery	5.4
Media	5.2
Oil, Gas & Consumable Fuels	5.0
Internet & Direct Marketing Retail	4.6
Health Care Providers & Services	4.5
Automobiles	4.3
Hotels, Restaurants & Leisure	3.2
Semiconductors & Semiconductor Equipment	3.2
Entertainment	2.7
Electronic Equipment, Instruments & Components	2.6
Insurance	2.5
Industrial Conglomerates	2.3
Biotechnology	2.3
Beverages	2.1
Technology Hardware, Storage & Peripherals	2.0
Other Investments, less than 2% each	4.6
Short-Term Investments	4.8

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%